Finance Income	12 Months Ended
Dec. 31, 2019
Disclosure of finance income [text block] [Abstract]
Disclosure of finance income [text block]
24.	Finance income

This item comprised the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Interest on term deposits	1,014	1,111	1,342
Interest on accounts receivable	715	745	954
Credit value adjust on cross currency swaps	99	-	3,307
Other finance income	748	511	239

	2,576	2,367	5,842